FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Corporate bonds	$ 11,584	$ 11,684
Equity fund	235	231
Total financial assets	11,819	11,915
Liabilities:
Contingent consideration	1,220	382
Total financials liabilities	1,220	382
Fair Value, Inputs, Level 1 [Member]
Assets:
Corporate bonds	0	0
Equity fund	235	231
Total financial assets	235	231
Liabilities:
Contingent consideration	0	0
Total financials liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Corporate bonds	11,584	11,684
Equity fund	0	0
Total financial assets	11,584	11,684
Liabilities:
Contingent consideration	0	0
Total financials liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Corporate bonds	0	0
Equity fund	0	0
Total financial assets	0	0
Liabilities:
Contingent consideration	1,220	382
Total financials liabilities	$ 1,220	$ 382